TIFF Investment Program (“TIP”)

Supplement dated November 13, 2019

to the TIP Prospectus dated April 30, 2019, as Supplemented June 26, and September 27, 2019,

and to the TIFF Multi-Asset Fund Summary Prospectus dated April 30, 2019,

and to the TIFF Short-Term Fund Summary Prospectus dated April 30, 2019

This supplement provides new and additional information to the TIP prospectus dated April 30, 2019, as supplemented June 26, and September 27, 2019, to the TIFF Multi-Asset Fund summary prospectus dated April 30, 2019, and to the TIFF Short-Term Fund summary prospectus dated April 30, 2019.

The following paragraph is added as a new fourth paragraph under the heading “Principal Investment Strategies” on page 2 of the prospectus and on page 2 of the TIFF Multi-Asset Fund summary prospectus:

TAS also pursues a direct trading strategy whereby it invests a portion of Multi-Asset Fund’s assets directly in a limited number of publicly traded equity securities (typically, not more than 20). The issuers of such securities may be of any size, operate in any industry, and have domestic as well as international operations. TAS chooses these direct equity holdings from the listed equity positions reported on Form 13F by a small group of long-oriented, active investment managers based upon TAS’s belief that such managers have demonstrated an ongoing ability to add value through security selection and tend not to trade holdings frequently.

The following paragraph is added as a new first paragraph under the heading “Principal Investment Risks” for TIFF Multi-Asset Fund on page 3 of the prospectus and on page 3 of the TIFF Multi-Asset Fund summary prospectus:

The fund’s principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure, so as to facilitate the reader’s ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

The following paragraph is added, in alphabetical order, to the list of Principal Investment Risks on page 3 of the prospectus and on page 3 of the TIFF Multi-Asset Fund summary prospectus:

Direct Trading Strategy Risks. TAS generally will not buy or sell securities within its direct trading strategy directly in response to changing market conditions in general or with respect to specific issuers. This portion of the fund’s portfolio also likely will be concentrated to a significant extent in a small number of issuers or particular industries (see Focus Risk below). As a result, such portion of the fund’s portfolio may face greater risks than if it were managed directly in response to market conditions or more broadly diversified over a greater number of issuers or industries.

The following paragraph is added as a new first paragraph under the heading “Principal Investment Risks” for TIFF Short-Term Fund on page 8 of the prospectus and on page 2 of the TIFF Short-Term Fund summary prospectus:

The fund’s principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure, so as to facilitate the reader’s ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

The following paragraph is added under the heading “Money Managers and Their Strategies” as a new second paragraph under TIFF Advisory Services, Inc. on page 14 of the prospectus:

TAS also pursues a direct trading strategy whereby it invests a portion of Multi-Asset Fund’s assets directly in a limited number of publicly traded equity securities (typically, not more than 20). The issuers of such securities may be of any size, operate in any industry, and have domestic as well as international operations. TAS chooses these direct equity holdings from the listed equity positions reported on Form 13F by a small group of long-oriented, active investment managers based upon TAS’s belief that such managers have demonstrated an ongoing ability to add value through security selection and tend not to trade holdings frequently. Form 13F is a quarterly report filed by institutional investment managers to disclose their U.S. equity holdings to the SEC. The investment managers tracked by TAS for purposes of its direct trading strategy typically manage accounts for Multi-Asset Fund or other TAS-advised investment funds or manage private investment funds in which Multi- Asset Fund or other TAS-advised investment funds invest. TAS intends to rebalance its direct equity holdings for Multi-Asset Fund on a quarterly basis and to conduct an annual rebalancing of the allocations across the applicable investment managers. TAS’s direct trading strategy is not designed to approximate the performance of any particular investment manager, investment fund or group of investment managers or funds, and should not be considered a hedge fund or other replication strategy.

The following paragraph is added as a new first paragraph under the heading “Additional Information about Risks” on page 15 of the prospectus:

Additional risks for the funds are presented below in alphabetical order, and not in the order of importance or potential exposure, so as to facilitate the reader’s ability to find particular risks and compare them with the risks of other funds.

The following two paragraphs are added, in alphabetical order, under the heading “Additional Information about Risks” on page 17 of the prospectus:

Direct Trading Strategy Risks. The fund may be exposed to additional market risk as to the portion of its portfolio that represents TAS’s direct trading strategy. Because TAS’s direct trading strategy is intended to track the top equity holdings of certain investment managers chosen by TAS, TAS will not buy or sell securities within its direct trading strategy directly in response to changing market conditions in general or with respect to specific issuers. Therefore, within its direct trading program, TAS may choose not to sell a holding or reduce its position size in an issuer if such issuer is in financial trouble or its value has declined, unless and until the applicable investment manager that TAS is tracking has reported in their Form 13F filings that such security has been sold or its position size reduced. Similarly, within its direct trading program, TAS may not take defensive positions in declining markets. TAS intends to hold only a limited number of securities pursuant to its direct trading program and therefore this portion of the fund’s portfolio likely will be concentrated to a significant extent in a small number of issuers or particular industries. The fund may face greater risks with respect to this portion of its portfolio than if this portion of its portfolio were managed directly in response to market conditions or more broadly diversified over a greater number of issuers or industries. [Multi-Asset Fund]

Form 13F Data Risks. The public Form 13F filings that TAS uses to implement its direct trading strategy for the fund are filed up to 45 days after the end of each calendar quarter. Because the information contained in Form 13F filings is a “snapshot” of investment positions at quarter’s end on up to a 45-day delay, the actual investment portfolios of investment managers who file Forms 13F could diverge significantly from the publicly reported positions during the course of the year. Form 13F filings do not include all the information regarding an investment manager’s portfolio, such as purchases or sales that occur during the quarter, or the prices at which shares are bought or sold. Additionally, the Form 13F may only disclose a subset of a particular investment manager’s holdings, as not all securities are required to be reported on Form 13F. Therefore, the Form 13F may not provide a complete picture of all the holdings of a particular investment manager or the full investment strategy of such investment manager. The information on Form 13F also does not predict future trading activity of an investment manager. Finally, because Form 13F filings are publicly available, it is possible that other investors are also monitoring these filings and investing accordingly, which could result in inflation of the share price of securities in which the TAS seeks to invest on the fund’s behalf. [Multi-Asset Fund]

The following language is added at the end of the paragraph entitled “Performance-Based Fees” on page 23 in the Money Managers section of the prospectus:

Because performance-based fees are based on a manager’s performance versus a specified benchmark, Multi-Asset Fund may pay performance-based fees to one or more managers whose performance exceeds their specified benchmark(s), even during periods when Multi-Asset Fund overall has a negative return.

Please keep this supplement for future reference.